UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21682

BB&T Variable Insurance Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

Keith F. Karlawish, President

BB&T Variable Insurance Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-228-1872

Date of fiscal year end: December 31

Date of reporting period: March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Large Cap VIF

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.0%)
	Consumer Discretionary (18.2%)
108,493	Comcast Corp., Class A	$2,098,255
83,387	Home Depot, Inc. (The)	2,332,334
167,354	KB Home	4,138,664
38,854	Target Corp.	1,969,121
20,055	Tiffany & Co.	839,101
57,653	Walt Disney Co. (The)	1,809,151

		13,186,626

	Consumer Staples (13.7%)
33,391	Clorox Co. (The)	1,891,266
106,177	Kraft Foods, Inc., Class A	3,292,549
51,259	Procter & Gamble Co.	3,591,718
22,987	Wal-Mart Stores, Inc.	1,210,955

		9,986,488

	Energy (8.9%)
24,268	Anadarko Petroleum Corp.	1,529,612
29,393	ConocoPhillips	2,240,041
32,128	Exxon Mobil Corp.	2,717,387

		6,487,040

	Financials (13.9%)
63,861	American International Group, Inc.	2,761,988
24,786	Bank of New York Mellon Corp. (The)	1,034,323
49,190	Citigroup, Inc.	1,053,650
37,437	JPMorgan Chase & Co.	1,607,919
99,958	MGIC Investment Corp.	1,052,558
118,324	Progressive Corp. (The)	1,901,466
22,901	Wells Fargo & Co.	666,419

		10,078,323

	Health Care (18.7%)
40,480	Amgen, Inc.(a)	1,691,254
32,362	Eli Lilly & Co.	1,669,556
64,699	Johnson & Johnson	4,197,024
50,631	Medtronic, Inc.	2,449,022
56,261	Merck & Co., Inc.	2,135,105
68,851	Pfizer, Inc.	1,441,051

		13,583,012

	Industrials (6.1%)
66,978	General Electric Co.	2,478,856
52,417	USG Corp.(a)	1,929,994

		4,408,850

	Information Technology (17.1%)
53,083	Cisco Systems, Inc.(a)	1,278,769
88,771	Dell, Inc.(a)	1,768,318
74,715	eBay, Inc.(a)	2,229,496
87,231	Intel Corp.	1,847,553
56,199	Microsoft Corp.	1,594,928
61,193	QUALCOMM, Inc.	2,508,913
40,197	Yahoo!, Inc.(a)	1,162,899

		12,390,876

	Materials (1.4%)
27,843	Alcoa, Inc.	1,004,019

	Total Common Stocks
	(Cost $71,775,811)	71,125,234

INVESTMENT COMPANY (2.0%)
1,406,002	Federated Treasury Obligations Fund, Institutional Shares	1,406,002

	Total Investment Company
	(Cost $1,406,002)	1,406,002

Total Investment — 100.0%
(Cost $73,181,813)	72,531,236
Net Other Assets (Liabilities) — 0.0%	28,804

NET ASSETS — 100.0%	$72,560,040

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Growth VIF

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (84.0%)
	Consumer Discretionary (15.4%)
13,825	Burger King Holdings, Inc.	$382,399
11,475	DeVry, Inc.	480,114
17,205	Dick’s Sporting Goods, Inc.(a)	460,750
9,825	GameStop Corp., Class A(a)	508,051
14,125	Guess?, Inc.	571,639
10,150	Under Armour, Inc., Class A(a)	371,490
18,875	Urban Outfitters, Inc.(a)	591,731
15,825	Warnaco Group, Inc. (The)(a)	624,138

		3,990,312

	Energy (10.2%)
10,475	Cameron International Corp.(a)	436,179
4,455	Core Laboratories N.V.(a)	531,481
3,675	Diamond Offshore Drilling, Inc.	427,770
7,950	Plains Exploration & Production Co.(a)	422,463
11,775	Quicksilver Resources, Inc.(a)	430,141
2,950	Transocean, Inc.(a)	398,840

		2,646,874

	Financials (6.4%)
785	CME Group, Inc.	368,243
33,475	Hudson City Bancorp, Inc.	591,838
12,200	Invesco, Ltd.	297,192
12,100	Waddell & Reed Financial, Inc., Class A	388,773

		1,646,046

	Health Care (14.8%)
4,850	Covance, Inc.(a)	402,404
6,600	Express Scripts, Inc.(a)	424,512
11,175	Hologic, Inc.(a)	621,330
1,825	Illumina, Inc.(a)	138,518
1,440	Intuitive Surgical, Inc.(a)	467,064
12,975	LifeCell Corp.(a)	545,339
11,030	Medco Health Solutions, Inc.(a)	483,004
13,370	Thermo Fisher Scientific, Inc.(a)	759,951

		3,842,122

	Industrials (16.6%)
20,750	ABB, Ltd., ADR	558,590
12,500	BE Aerospace, Inc.(a)	436,875
9,450	Chicago Bridge & Iron Co. N.V.	370,818
17,400	Corrections Corp. of America(a)	478,848
9,525	CSX Corp.	534,067
1,670	First Solar, Inc.(a)	386,004
6,275	Foster Wheeler, Ltd.(a)	355,290
5,925	Joy Global, Inc.	386,073
11,675	Manitowoc Co., Inc. (The)	476,340
6,475	Stericycle, Inc.(a)	333,463

		4,316,368

	Information Technology (15.5%)
16,025	Activision, Inc.(a)	437,643
1,090	Baidu.com, Inc., ADR(a)	261,197
15,900	BMC Software, Inc.(a)	517,068
595	Google, Inc., Class A(a)	262,080
13,425	Juniper Networks, Inc.(a)	335,625
3,575	Mastercard, Inc., Class A	797,189
3,950	MEMC Electronic Materials, Inc.(a)	280,055
19,550	MICROS Systems, Inc.(a)	658,053
13,070	Sina Corp.(a)	460,717

		4,009,627

	Materials (3.7%)
5,325	CF Industries Holdings, Inc.	551,776
3,475	Cleveland-Cliffs, Inc.	416,375

		968,151

	Utilities (1.4%)
7,400	Allegheny Energy, Inc.	373,700

	Total Common Stocks
	(Cost $19,259,958)	21,793,200

EXCHANGE TRADED FUNDS (12.6%)
32,150	iShares Russell MidCap Growth Index Fund	3,256,795

	Total Exchange Traded Funds
	(Cost $3,251,003)	3,256,795

INVESTMENT COMPANY (3.2%)
838,474	Federated Treasury Obligations Fund, Institutional Shares	838,474

	Total Investment Company
	(Cost $838,474)	838,474

Total Investments — 99.8%
(Cost $23,349,435)		25,888,469
Net Other Assets (Liabilities) — 0.2%		49,979

NET ASSETS — 100.0%		$25,938,448

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity VIF

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (99.3%)
146,940	BB&T Equity Index Fund, Institutional Class	$1,297,481
546,285	BB&T International Equity Fund, Institutional Class	3,922,325
392,212	BB&T Large Cap Fund, Institutional Class	5,134,054
115,423	BB&T Mid Cap Growth Fund, Institutional Class	1,460,098
198,870	BB&T Mid Cap Value Fund, Institutional Class	2,139,841
95,351	BB&T Small Cap Fund, Institutional Class	1,132,772
471,567	BB&T U.S. Treasury Money Market Fund, Institutional Class	471,567

	Total Affiliated Investment Companies
	(Cost $17,908,463)	15,558,138

Total Investments — 99.3%
(Cost $17,908,463)		15,558,138
Net Other Assets (Liabilities) — 0.7%		110,343

NET ASSETS — 100.0%		$15,668,481

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity VIF

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.4%)
	Consumer Discretionary (10.5%)
72,000	Comcast Corp., Class A	$1,392,480
48,000	News Corp., Class A	900,000
56,000	XM Satellite Radio Holdings, Inc., Class A(a)(d)	650,720
21,300	Yum! Brands, Inc.(d)	792,573

		3,735,773

	Consumer Staples (2.4%)
32,490	Smithfield Foods, Inc.(a)	836,942

	Energy (13.2%)
11,100	Apache Corp.(d)	1,341,102
23,000	Nabors Industries, Ltd.(a)	776,710
22,200	Noble Corp.	1,102,674
20,000	Weatherford International, Ltd.(a)(d)	1,449,400

		4,669,886

	Financials (3.4%)
1,100	Markel Corp.(a)	483,967
24,800	Wells Fargo & Co.(d)	721,680

		1,205,647

	Health Care (18.4%)
26,000	Allscripts Healthcare Solutions, Inc.(a)	268,320
29,000	Amgen, Inc.(a)	1,211,620
10,100	Coventry Health Care, Inc.(a)	407,535
19,000	McKesson Corp.	995,030
17,125	MedCath Corp.(a)	311,675
25,000	Teva Pharmaceutical Industries, Ltd., ADR	1,154,750
25,000	UnitedHealth Group, Inc.	859,000
28,000	Varian Medical Systems, Inc.(a)(d)	1,311,520

		6,519,450

	Industrials (9.1%)
25,000	J.B. Hunt Transport Services, Inc.(d)	785,750
8,500	L-3 Communications Holdings, Inc.	929,390
70,000	Southwest Airlines Co.	868,000
25,000	Trinity Industries, Inc.	666,250

		3,249,390

	Information Technology (31.4%)
63,000	ACI Worldwide, Inc.(a)	1,254,960
34,000	Akamai Technologies, Inc.(a)	957,440
258,000	ARM Holdings PLC, ADR	1,359,660
50,000	Cisco Systems, Inc.(a)	1,204,500
57,000	Corning, Inc.	1,370,280
33,000	Digital River, Inc.(a)	1,022,010
46,000	eBay, Inc.(a)	1,372,640
17,500	Harris Corp.	849,275
44,950	Symantec Corp.(a)	747,069
35,000	Yahoo!, Inc.(a)(d)	1,012,550

		11,150,384

	Materials (10.0%)
16,000	Aracruz Celulose SA, ADR	1,092,160
19,000	Dow Chemical Co. (The)	700,150
45,200	Nalco Holding Co.	955,980
32,065	Sealed Air Corp.(d)	809,641

		3,557,931

	Total Common Stocks
	(Cost $31,891,900)	34,925,403

INVESTMENT COMPANY (2.4%)
844,318	Federated Treasury Obligations Fund, Institutional Shares	844,318

	Total Investment Company
	(Cost $844,318)	844,318

Total Investments — 100.8%
(Cost $32,736,218)		35,769,721
Net Other Assets (Liabilities) — (0.8)%		(281,864)

NET ASSETS — 100.0%		$35,487,857

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Total Return Bond VIF

Schedule of Portfolio Investments

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (4.2%)
$80,000	American Express Credit Account Master Trust, Series 2004-5, Class A,
	2.908%, 4/16/12*(b)	$79,123
52,000	Centex Home Equity, Series 2005-C, Class AF6 STEP,
	4.638%, 6/25/35(f)	48,231
98,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP,
	5.416%, 5/25/33(f)	92,227
270,000	Chase Issuance Trust, Series 2006-A5, Class A,
	2.838%, 11/15/13*(b)	260,761
58,000	MBNA Credit Card Master Note Trust, Series 2001-A5, Class A5,
	3.028%, 3/15/11*(b)	57,785
115,000	MBNA Credit Card Master Note Trust, Series 2003-A8, Class A8,
	3.008%, 12/17/12*(b)	112,986
115,000	MBNA Credit Card Master Note Trust, Series 2002-A8, Class A8,
	4.408%, 12/15/11*(b)	113,962

	Total Asset Backed Securities
	(Cost $777,956)	765,075

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.4%)

125,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A3,
	5.607%, 10/15/48	118,711
28,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3,
	5.389%, 7/12/46*	27,283
300,000	Morgan Stanley Capital I, Series 2007-IQ13, Class A3,
	5.331%, 3/15/44	285,023
187,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3,
	5.903%, 2/15/51*	184,120

	Total Commercial Mortgage-Backed Securities
	(Cost $638,107)	615,137

CORPORATE BONDS (19.9%)

	Consumer Discretionary (0.5%)
48,000	Historic TW, Inc.,
	9.125%, 1/15/13	53,795
44,000	Time Warner, Inc.,
	5.875%, 11/15/16	41,842

		95,637

	Consumer Staples (1.3%)
120,000	Coca-Cola Co. (The),
	5.350%, 11/15/17	125,216
112,000	CVS Caremark Corp.,
	4.875%, 9/15/14	110,929

		236,145

	Energy (0.4%)
68,000	Peabody Energy Corp., Series B,
	6.875%, 3/15/13	69,020

	Financials (9.2%)
240,000	American International Group, Inc., MTN, Series G,
	5.850%, 1/16/18	235,522
250,000	Bank of America Corp.,
	5.125%, 11/15/14	254,633
36,000	Bank of America Corp.,
	5.750%, 12/1/17	37,254
160,000	Bear Stearns Cos., Inc. (The),
	7.250%, 2/1/18	165,343
28,000	ERP Operating LP,
	5.125%, 3/15/16	24,257
55,000	GATX Financial Corp.,
	5.125%, 4/15/10	55,595
77,000	Goldman Sachs Group, Inc. (The),
	5.450%, 11/1/12	77,986
26,000	Goldman Sachs Group, Inc. (The),
	5.125%, 1/15/15	25,274
40,000	Lehman Brothers Holdings, Inc., MTN, Series G,
	4.800%, 3/13/14	34,760
130,000	Lehman Brothers Holdings, Inc., MTN, Series I,
	6.200%, 9/26/14	128,222
218,000	Morgan Stanley, MTN, Series F,
	6.625%, 4/1/18	218,077
178,000	Prudential Financial, Inc., MTN, Series B,
	5.100%, 9/20/14	174,610
45,000	Prudential Financial, Inc., MTN, Series D,
	6.625%, 12/1/37	44,448
188,000	Wells Fargo & Co.,
	5.625%, 12/11/17	192,298

		1,668,279

	Health Care (0.9%)
78,000	Cardinal Health, Inc.,
	4.000%, 6/15/15	71,895
90,000	Laboratory Corp. of America Holdings,
	5.625%, 12/15/15	89,010

		160,905

	Industrials (1.9%)
111,000	Allied Waste North America, Inc.,
	6.875%, 6/1/17	108,780
115,000	Corrections Corp. of America,
	6.250%, 3/15/13	112,700
60,000	General Dynamics Corp.,
	4.250%, 5/15/13	60,769
60,000	Goodrich (BF) Corp.,
	6.290%, 7/1/16	64,626

		346,875

	Information Technology (4.4%)
131,000	Cisco Systems, Inc.,
	5.500%, 2/22/16	135,534
130,000	Hewlett-Packard Co.,
	6.500%, 7/1/12	141,925
110,000	Hewlett-Packard Co.,
	5.400%, 3/1/17	112,334
215,000	International Business Machines Corp.,
	5.700%, 9/14/17	225,226
192,000	Oracle Corp.,
	5.250%, 1/15/16	191,901

		806,920

	Telecommunication Services (1.2%)
50,000	AT&T, Inc.,
	5.500%, 2/1/18	48,957
144,000	New Cingular Wireless Services, Inc.,
	8.125%, 5/1/12	161,149

		210,106

	Utilities (0.1%)
24,000	Ohio Power Co., Series K,
	6.000%, 6/1/16	24,105

	Total Corporate Bonds
	(Cost $3,585,095)	3,617,992

MORTGAGE-BACKED SECURITIES (41.4%)

	Fannie Mae (23.4%)
25,102	4.500%, 10/1/18, Pool #752030	25,088
16,954	5.500%, 11/1/20, Pool #843972	17,354
18,832	5.500%, 12/1/20, Pool #831138	19,277
44,615	5.500%, 5/1/21, Pool #895628	45,668
62,325	5.500%, 6/1/21, Pool #831526	63,710
291,663	5.500%, 4/1/22, Pool #914937	297,990
54,870	5.000%, 10/1/25, Pool #255894	54,975
62,440	5.500%, 2/1/27, Pool #256600	63,497
249,938	5.500%, 1/1/34, Pool #757571	253,126
56,617	6.000%, 9/1/34, Pool #790912	58,199
61,331	6.500%, 9/1/34, Pool #796569	63,725
27,587	7.000%, 6/1/35, Pool #255820	29,077
110,732	5.000%, 11/1/35, Pool #842402	109,759

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)

	Fannie Mae — (continued)
$27,407	5.500%, 2/1/36, Pool #256101	$27,722
42,256	5.621%, 5/1/36, Pool #871259*	42,638
41,018	5.407%, 6/1/36, Pool #905183*	41,607
381,536	6.000%, 6/1/36, Pool #886959	391,288
69,126	5.500%, 12/1/36, Pool #922224	69,866
348,249	5.500%, 12/1/36, Pool #928043	351,975
67,398	6.000%, 12/1/36, Pool #902054	69,121
131,968	5.000%, 1/1/37, Pool #920727	130,762
284,484	5.500%, 1/1/37, Pool #256552	287,528
60,097	6.000%, 1/1/37, Pool #906095	61,633
107,830	5.000%, 3/1/37, Pool 911395	106,810
58,539	6.000%, 4/1/37, Pool #914725	60,021
277,253	6.000%, 7/1/37, Pool #936855	284,270
91,586	6.000%, 7/1/37, Pool #256800	93,904
381,288	5.500%, 9/1/37, Pool #888638	385,256
498,118	6.000%, 9/1/37, Pool #952420	510,725
19,221	6.000%, 9/1/37, Pool #955005	19,708
214,300	5.919%, 12/1/37, Pool #966223*	216,736

		4,253,015

	Freddie Mac (16.6%)
102,218	6.000%, 10/1/19, Pool #G11679	105,520
47,889	5.500%, 10/1/21, Pool #G12425	48,927
61,174	5.000%, 1/1/22, Pool #J04202	61,847
114,094	5.000%, 5/1/22, Pool #J04788	115,349
308,642	5.000%, 8/1/22, Pool #J05384	312,039
40,612	4.500%, 6/1/35, Pool #G01842	39,166
34,691	5.500%, 7/1/35, Pool #A36540	35,097
21,628	6.000%, 7/1/35, Pool #A36304	22,221
20,575	5.500%, 12/1/35, Pool #A40359	20,816
65,060	5.500%, 2/1/36, Pool #G08111	65,776
46,530	5.500%, 4/1/36, Pool #A44445	47,042
249,999	5.500%, 12/1/36, Pool #A80368	252,752
111,214	5.886%, 12/1/36, Pool #1J1390*	112,981
75,232	5.962%, 1/1/37, Pool #1Q0192*	76,616
100,409	5.500%, 4/1/37, Pool #G08192	101,488
60,501	6.000%, 4/1/37, Pool #A58853	62,097
50,729	5.000%, 6/1/37, Pool #G03094	50,278
210,673	6.000%, 8/1/37, Pool #A64067	216,231
80,242	5.500%, 9/1/37, Pool #G03202	81,105
176,131	5.752%, 9/1/37, Pool #1Q0319*	178,043
39,547	5.500%, 1/1/38, Pool #A71523	39,973
279,505	5.474%, 2/1/38, Pool #1G2686*	281,784
110,000	5.145%, 3/1/38(c)	110,464
200,000	5.500%, 4/15/38(c)	201,938
370,000	6.000%, 4/15/38(c)	379,365

		3,018,915

	Ginnie Mae (1.4%)
262,000	5.000%, 4/15/38(c)	261,918

	Total Mortgage-Backed Securities
	(Cost $7,421,800)	7,533,848

MUNICIPAL BONDS (12.8%)

	California (0.4%)
65,000	Fresno, CA, County Pension Obligation Revenue Bonds, Series A-TXBL (FGIC),
	4.198%, 8/15/13	64,292

	Delaware (2.6%)
430,000	Delaware State, Refunding G.O., Series A,
	5.000%, 1/1/12	464,073

	Florida (0.3%)
10,000	Gainesville, FL, Post Employment Benefits Pension Revenue Bonds, Retiree Health Care Plan TXBL (MBIA),
	4.680%, 10/1/13	10,183
36,000	Gainesville, FL, Post Employment Benefits Pension Revenue Bonds, Retiree Health Care Plan TXBL (MBIA),
	4.710%, 10/1/14	36,607
13,000	Palm Beach County, FL, Refunding- TXBL-Land Acquisition G.O.,
	5.784%, 6/1/13	14,214

		61,004

	Georgia (1.6%)
265,000	Georgia State, School Improvements G.O., Series B,
	5.000%, 4/1/12	287,075

	Iowa (1.4%)
250,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E-TXBL (AMBAC, GTD STD LNS),
	17.000%, 12/1/31*(f)	250,000

	Maryland (1.6%)
125,000	Howard County, MD, Construction Public Improvements Refunding G.O., Series B,
	5.000%, 2/15/11	133,480
135,000	Maryland State, Capital Improvements G.O., Series A,
	5.250%, 2/15/13	149,022

		282,502

	Michigan (0.4%)
75,000	Michigan Municipal Bond Authority, Refunding School Loan Revenue Bonds (FSA-CR FGIC),
	5.222%, 6/1/14	81,127

	New Jersey (1.6%)
300,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A (MBIA, GTD STD LNS),
	14.000%, 6/1/36*(f)	300,000

	New York (0.5%)
85,000	New York City Transitional Finance Authority, NY, Public Improvements Revenue Bonds, Series D-TXBL, OID,
	4.800%, 2/1/13	89,553

	North Carolina (1.4%)
60,000	North Carolina State, Refunding G.O., Series E,
	5.000%, 2/1/13	65,549
180,000	Wake County, NC, Refunding G.O.,
	5.000%, 3/1/12	194,825

		260,374

	Virginia (1.0%)
170,000	Fairfax County, VA, Public Improvements G.O., Series A (State Aid Withholding),
	4.500%, 4/1/12	181,096

	Total Municipal Bonds
	(Cost $2,309,771)	2,321,096

Continued

BB&T Total Return Bond VIF

Schedule of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES (6.5%)

	Fannie Mae (6.0%)
$1,025,000	4.625%, 10/15/14	$1,084,934

	Federal Home Loan Bank (0.4%)
65,000	5.250%, 9/13/13	70,853

	Freddie Mac (0.1%)
25,000	4.875%, 11/15/13	26,787

	Total U.S. Government Agencies
	(Cost $1,152,988)	1,182,574

U.S. TREASURY NOTES (15.5%)

146,000	1.875%, 7/15/13(b)(e)	180,953
143,000	2.000%, 1/15/14(e)	176,910
872,000	4.000%, 2/15/14	940,329
1,198,000	4.250%, 8/15/14(b)	1,309,377
203,000	4.125%, 5/15/15(g)	219,446

	Total U.S. Treasury Notes
	(Cost $2,701,259)	2,827,015

INVESTMENT COMPANY (2.0%)

369,233	Federated Treasury Obligations Fund, Institutional Shares	369,233

	Total Investment Company
	(Cost $369,233)	369,233

Total Investments — 105.7%
(Cost $18,956,209)		19,231,970
Net Other Assets (Liabilities) — (5.7)%		(1,028,535)

NET ASSETS — 100.0%		$18,203,435

Futures	Contracts	Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Five Year Note, June 2008	8	$(1,750)
U.S. Treasury Ten Year Note, June 2008	3	3,859

Total Long Contracts		$2,109

See notes to Schedules of Portfolio Investments.

See accompanying notes to the Schedules of Portfolio Investments.

Schedule of Portfolio Investments

Notes to Schedules of Portfolio Investments

March 31, 2008 (Unaudited)

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(c)	Represents a security purchased on a when-issued basis. At March 31, 2008, total cost of investments purchased on a when-issued basis for the BB&T Total Return Bond VIF was $941,319.
(d)	Security held as collateral for written call option.
(e)	Inflation protection security. Principal amount periodically adjusted for inflation.
(f)	Illiquid security.
(g)	Represents that all or a portion of the security was pledged as collateral with a value of $219,446 on 11 long U.S. Treasury Note futures contracts.
*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2008. For bond funds, the maturity date reflected is the final maturity date.

ADR — American Depository Receipt.

AMBAC — Insured by AMBAC Indemnity Corp.

CR — Custodial Receipts.

FGIC — Insured by the Financial Guaranty Insurance Corp.

FSA — Insured by Financial Security Assurance.

G.O. — General Obligation.

GTD STD LNS — Guaranteed Student Loans.

MBIA — Insured by the MBIA.

MTN — Medium Term Note.

OID — Original Issue Discount.

STEP — Step Coupon Bond.

TXBL — Taxable

See accompanying notes to the Schedule of Portfolio Investments.

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments

March 31, 2008 (Unaudited)

1.	Organization:

The BB&T Variable Insurance Funds (the “Trust”) was organized on November 8, 2004, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company established as a Massachusetts business trust. The Trust commenced operations on May 1, 2005 and presently offers shares of the BB&T Large Cap VIF, the BB&T Mid Cap Growth VIF, the BB&T Capital Manager Equity VIF, the BB&T Special Opportunities Equity VIF, and the BB&T Total Return Bond VIF (referred to individually as a “Fund” and collectively as the “Funds”). The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of the Funds are offered through variable annuity contracts offered through the separate accounts of participating insurance companies. The BB&T Capital Manager Equity VIF (the “Fund of Funds”) invests in underlying mutual funds as opposed to individual securities.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, and U.S. Government agency securities, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities. Such prices reflect fair values which may be established through the use of electronic and matrix techniques. Short-term obligations that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current fair value. Investments in open-end investment companies, including the underlying Funds invested in by Fund of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their fair values based upon the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair values of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially effects the furnished price) will be valued at fair value using methods determined in good faith by the Pricing Committee under the supervision of the Board.

Recent Accounting Standard — In March 2008, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (“FAS 157”) — In September 2006, the FASB issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Funds have adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

• Level 1 – quoted prices in active markets for identical securities

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value the Fund’s net assets as of March 31, 2008 is as follows:

	BB&T Large Cap VIF	BB&T Mid Cap Growth VIF	BB&T Capital Manager Equity VIF	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Level 1 – Quoted Prices	$71,125,234	$25,049,995	$13,054,116	$34,925,404	$—
Level 2 – Other Significant Observable Inputs	1,406,002	838,474	3,179,651	844,318	19,121,506
Level 3 – Significant Unobservable Inputs	—	—	—	—	110,464

Total Market Value of Investments	$72,531,236	$25,888,469	$15,558,138	$35,769,721	$19,231,970

	BB&T Special Opportunities Equity VIF	BB&T Total Return Bond VIF
Level 1 – Quoted Prices	$—	$2,109
Level 2 – Other Significant Observable Inputs	(151,795)	—
Level 3 – Significant Unobservable Inputs	—	—

Total Market Value of Other Financial Instruments*	$(151,795)	$2,109

* Other financial instruments are derivative investments not reflected in the Schedules of Portfolio Investments, such as futures and written options.

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

BB&T Total Bond VIF Return
Balance as of 12/31/07 (market value)	$—
Transfers in/and or out of Level 3	110,464

Balance as of 3/31/08 (market value)	$110,464

Securities Transactions and Related Income — During the period, securities transactions are accounted for no later than one business day after trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued — The Funds may purchase securities on a “when-issued” basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued securities and any subsequent fluctuation in their value is

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

taken into account when determining the net asset value of the Funds, commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. or a sub-advisor deemed creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller under a repurchase agreement is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is a potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of possible decline in fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Futures Contracts — The Funds may invest in financial futures contracts for the purpose of hedging their existing securities or securities that the respective Funds intend to purchase against fluctuations in fair value caused by changes in prevailing markets. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets.

Option Contracts — The Funds may purchase or write option contracts. These transactions are to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in fair value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current fair value.

The BB&T Special Opportunities Equity VIF had the following transactions in written covered call options during the period ended March 31, 2008:

	BB&T Special Opportunities Equity VIF
Covered Call Options	Number of Contracts	Premiums Received
Balance at beginning of period	2,278	$206,096
Options purchased	2,614	175,234
Options closed	(635)	(64,527)
Options expired	(1,785)	(136,015)

Balance at end of period	2,472	$180,788

BB&T Variable Insurance Funds

Notes to Schedules of Portfolio Investments — (continued)

March 31, 2008 (Unaudited)

The following is a summary of written options outstanding as of March 31, 2008:

	Number of Contracts	Fair Value
Security Special Opportunities Equity VIF
Apache Corp., $140.00, 7/19/08	100	$(38,000)
Apache Corp., $130.00, 5/17/08	11	(4,180)
J.B. Hunt Transport Services, Inc., $35.00, 5/17/08	250	(20,000)
Seal Air Corp., $30.00, 7/19/08	320	(6,400)
Varian Medical Systems, Inc., $60.00, 5/17/08	280	(1,400)
Weatherford International, Ltd., $85.00, 5/17/08	200	(26,000)
Wells Fargo & Co., $37.50, 4/19/08	238	(1,190)
XM Satellite Radio Holdings, Inc., Class A, $17.50, 4/19/08	560	(4,480)
Yahoo Inc., $32.50, 5/17/08	300	(15,000)
Yum! Brands, Inc., $40.00, 7/19/08	213	(35,145)

	2,472	$(151,795)

3.	Federal Tax Information:

The Funds adopted the provisions of FASB Interpretation No. 48 (“FIN48”), Accounting for Uncertainty in Income Taxes, on June 29, 2007. The implementation of FIN48 resulted in no material liability for unrecognized tax benefits and no material change to the beginning net asset value of the Funds. As of and during the period ended March 31, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004, by state authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2000.

At December 31, 2007, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
BB&T Total Return Bond VIF	$60,272	2013
BB&T Total Return Bond VIF	62,902	2014

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The BB&T Total Return Bond VIF had deferred post-October capital losses of $3,066, which will be treated as arising on the first business day of the fiscal year ending December 31, 2008.

At March 31, 2008, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BB&T Large Cap VIF	$73,181,813	$8,449,954	$(9,100,531)	$(650,577)
BB&T Mid Cap Growth VIF	23,349,435	3,240,457	(701,423)	2,539,034
BB&T Capital Manager Equity VIF	17,909,463	154,514	(2,504,839)	(2,350,325)
BB&T Special Opportunities Equity VIF	32,736,218	5,271,817	(2,238,314)	3,033,503
BB&T Total Return Bond VIF	18,956,209	348,867	(73,106)	275,761

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Variable Insurance Funds

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date	May 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Keith F. Karlawish
Keith F. Karlawish, President
(principal executive officer)

Date	May 28, 2008

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date	May 28, 2008

*	Print the name and title of each signing officer under his or her signature.